Prepaid Sales (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2016 USD ($) oz	Dec. 31, 2018 USD ($) oz	Dec. 31, 2017 USD ($) oz
Disclosure of disaggregation of revenue from contracts with customers [line items]
Proceeds from prepaid sales		$ 0	$ 30,000
Deferred revenue earned		$ 60,000	$ 60,000
Gold and Silver Ores
Disclosure of disaggregation of revenue from contracts with customers [line items]
Prepaid sales volume delivered | oz		51,633	51,633
Deferred revenue earned		$ 60,000	$ 60,000
2016 Gold Delivery Contracts | Gold and Silver Ores
Disclosure of disaggregation of revenue from contracts with customers [line items]
Proceeds from prepaid sales	$ 120,000
Prepaid sales contract volume | oz	103,266
2017 Gold Delivery Contract | Gold and Silver Ores
Disclosure of disaggregation of revenue from contracts with customers [line items]
Proceeds from prepaid sales			$ 30,000
Prepaid sales contract volume | oz			25,282
2016 and 2017 Gold Delivery Contracts | Gold and Silver Ores
Disclosure of disaggregation of revenue from contracts with customers [line items]
Prepaid sales contract volume | oz		25,282
Deferred income		$ 30,000